SUPPLEMENT DATED OCTOBER 1, 2025 TO THE FOLLOWING PROSPECTUSES
AND APPLICABLE INITIAL SUMMARY PROSPECTUSES AND
UPDATING SUMMARY PROSPECTUSES DATED MAY 1, 2025
Flexible Premium Variable Universal Life
Market Wealth Plus
New York Life Survivorship Variable Universal Life Accumulator
New York Life Variable Universal Life Accumulator
New York Life Variable Universal Life Accumulator II
New York Life Variable Universal Life Accumulator Plus
NYLIAC Variable Universal Life 2000
INVESTING IN THE FOLLOWING SEPARATE ACCOUNT
NYLIAC Variable Universal Life Separate Account-I
This supplement amends the most recent prospectuses, initial summary prospectuses and updating summary prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the New York Life variable universal life policies listed above that are issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). This supplement describes changes to the Portfolios available under such policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.
Macquarie Group Limited announced the sale of the U.S. and European public investments business of Macquarie Asset Management to Nomura Holding America Inc. (“Nomura”). Subject to the receipt of applicable regulatory approvals, the transaction is expected to close on or about October 31, 2025 (the “Closing Date”). As a result, the following changes will become effective on or about the Closing Date:
I.
PORTFOLIO NAME CHANGES

NAME CHANGES
Current Name	New Name
Macquarie VIP Emerging Markets Series — Standard Class	Nomura VIP Emerging Markets Series — Standard Class
Macquarie VIP Small Cap Value Series — Standard Class	Nomura VIP Small Cap Value Series — Standard Class

II.
ADVISER NAME CHANGE
Any reference to “Delaware Management Company, a series of Macquarie Investment Management Business Trust,” the adviser to the Portfolios listed above, in your Prospectus is deleted and replaced with “Delaware
Management Company, a series of Nomura Investment Management Business Trust.”
III.
SUBADVISER DELETION
Any reference to “Macquarie Investment Management Global Limited,” the subadviser to the Portfolios listed above, in your Prospectus is deleted.
The other sections of your Prospectus remain unchanged.

New York Life Insurance and Annuity Corporation
(a Delaware Corporation)
51 Madison Avenue
New York, New York 10010